UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Rachel A. Spearo

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code (414) 765-5384

Date of fiscal year end: February 29, 2012

Date of reporting period: February 29, 2012

Item 1. Reports to Stockholders.

Annual Report

THE APPLETON

GROUP PLUS FUND

February 29, 2012

Investment Advisor

Appleton Group Wealth Management, LLC

100 West Lawrence Street

Appleton, Wisconsin 54911

Phone: 1-866-993-7767

www.appletongroupfunds.com

Greetings from Appleton Group Wealth Management LLC, advisor to The Appleton Group PLUS Fund.

Over the last year, the global market environment has seen unprecedented volatility and unpredictability. During this challenging period, The Appleton Group PLUS Fund has stuck to its discipline, becoming significantly more defensive in the face of the strong declining market trend experienced during the August–October 2011 months. As a result, the Fund depreciated by -7.39%, for the fiscal year ending February 29, 2012, while the S&P 500 Index has managed to log a modest gain of 5.12% since the end of our last fiscal year. Over the last three months of this period, however, our Fund has appreciated solidly (+7.31%) along with the overall U.S. market (+10.11% as measured by the S&P 500 Total Return Index) as a new rising trend has taken hold.

Throughout the second half of our fiscal year, the overall markets were highly volatile, with common daily advances and declines of 3-5% or more. The overall trend turned negative in mid-August, at which point we significantly reduced our Fund’s exposure to risk by converting much of its assets to cash and money market assets. In October, that downward trend quickly reversed in the face of additional massive economic stimulus and bank bailouts, primarily in Europe. The markets rapidly moved back to breakeven while our Fund continued to sport a more defensive posture. This action on our part directly attributed to the Fund’s underperformance during the past fiscal year, just as it led to our significant outperformance of the overall market in 2008. It is our belief that without the additional stimulus and bailouts, the market could once again have experienced the same kind of catastrophic declines as were witnessed in 2000–2002 and again in late 2007–early 2009.

As has occasionally been the case with our discipline, any period of market volatility that creates a downward trend will provoke a necessary defensive shift in order to manage the risk of catastrophic losses. Our strategy has never sought to eliminate risk, as risk-free investing in the current interest rate environment is nearly certain to produce minimal gains going forward. With this reality in mind, our Fund will continue to invest in a variety of exchange traded funds (ETFs) that offer the potential to grow during periods of upward rising trends.

It is worth noting that our active trend-following management style focuses first on investment risk management which can on occasion result in higher portfolio turnover compared to less flexible investment strategies; however, we do not consider high portfolio turnover to be one of our most significant risk factors in this strategy. It is worth noting that since the start of the current bear market in late 2007, the asset base of the Fund has more than doubled, helping to reduce overall fund expenses to all shareholders over that time.

We wish you all the best as we move forward in this economic recovery. Our door is always open to you, our shareholders, and we invite you to feel free to contact us at any time.

Sincerely,

Mark C. Scheffler

Senior Portfolio Manager, Founder

The opinions expressed above are those of Mark C. Scheffler, are subject to change and should not be considered investment advice.

Please refer to page 8 for complete performance information. Past performance is no guarantee of future results.

Because the Fund is a “fund of funds”, the cost of investing in the Fund will generally be higher than the cost of investing directly in the shares of the mutual funds in which it invests. By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds. These risks include, but are not limited to, risks involved with short selling and investments in ETFs, fixed income securities, technology, smaller capitalization companies and lower rated securities. Mutual fund investing involves risk. Principal loss is possible.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

Must be preceded or accompanied by a prospectus.

The Appleton Group PLUS Fund is distributed by Quasar Distributors, LLC.

THE APPLETON GROUP PLUS FUND

Expense Example

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2011–February 29, 2012).

Actual	Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. Individual Retirement Accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of ETFs or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, distribution and service (12b-1) fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical	Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Continued

THE APPLETON GROUP PLUS FUND

Expense Example (continued)

(Unaudited)

	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period September 1, 2011– February 29, 2012*
Actual	$1,000.00	$1,063.00	$9.23
Hypothetical (5% return before expenses)	1,000.00	1,015.91	9.02
*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

THE APPLETON GROUP PLUS FUND

Investment Highlights (Unaudited)

The investment objective of the Fund is to maximize total return (capital appreciation plus income). Under normal market conditions, the Advisor seeks to achieve the Fund’s investment objective by allocating the Fund’s assets primarily among shares of different exchange-traded funds (“ETFs”). ETFs are open-end investment companies that generally track a securities index or basket of securities. In selecting investments for the Fund, the Advisor uses a proprietary asset allocation model, which focuses on historical patterns of market indices which the ETFs track, as well as the market as a whole. The Fund, however, may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic, or political conditions.

Continued

THE APPLETON GROUP PLUS FUND

Investment Highlights (Continued)

(Unaudited)

Average Annual Returns—For Periods Ended February 29, 2012

	1 Year	3 Year	5 Year	Since Inception May 2, 2005
The Appleton Group PLUS Fund	(7.39)%	4.43%	(2.46)%	(0.07)%

S&P 500 Index	5.12%	25.56%	1.58%	4.56%

Dow Jones Moderate U.S. Portfolio Index	6.17%	20.38%	4.41%	6.28%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-993-7767.

Investment performance for the Fund reflects the waiver and recovery of previously waived expenses by the Advisor. In the absence of such waivers, total returns would be reduced.

The returns shown in the table above and the following graph assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph below illustrates performance of a hypothetical investment made in the Fund and broad-based securities indices on the Fund’s inception date. The graph does not reflect any future performance.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

The Dow Jones Moderate U.S. Portfolio Index is part of the Dow Jones Relative Risk Index series, which measures the performance of conservative, moderate and aggressive portfolios based on incremental levels of potential risk to all-stock portfolio. The specific percentage of all-stock portfolio risk reflected in the Dow Jones Moderate U.S. Portfolio Index is 60%. Three major asset classes in sub-indexes of the Dow Jones Relative Risk Indexes are stocks, bonds and cash, and the weighting of each one should not go below 5%.

One cannot invest directly in an index.

Continued

THE APPLETON GROUP PLUS FUND

Investment Highlights (Continued)

(Unaudited)

*	Inception Date

THE APPLETON GROUP PLUS FUND	Schedule of Investments

February 29, 2012

Ticker Symbol: AGPLX

	Shares	Value
Exchange Traded Funds 99.11%
iShares Dow Jones US Real Estate Index Fund	140,472	$8,447,986
iShares Russell 1000 Value Index Fund	127,316	8,721,146
Powershares QQQ Trust Series 1	103,272	6,651,749
SPDR Barclays Capital High Yield Bond Fund	110,214	4,418,479
SPDR S&P 500 Trust	32,945	4,509,182
Vanguard MSCI Emerging Markets Fund	198,152	8,843,524

Total Exchange Traded Funds (Cost $37,274,228)		41,592,066

	Principal Amount
Short-Term Investments 1.22%
Fidelity Institutional Money Market Funds—Government Portfolio	$510,468	510,468

Total Short-Term Investments (Cost $510,468)		510,468

Total Investments (Cost $37,784,696) 100.33%		42,102,534

Liabilities in Excess of Other Assets (0.33%)		(138,278)

Total Net Assets 100.00%		$41,964,256

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements

THE APPLETON GROUP PLUS FUND

Statement of Assets and Liabilities

February 29, 2012
Assets
Investments, at value (cost $37,784,696)	$42,102,534
Interest receivable	39
Receivable for Fund shares issued	6,407
Other assets	2,722

Total Assets	42,111,702

Liabilities
Payable for Fund shares redeemed	19,869
Payable to Advisor	33,177
Payable to affiliates	37,136
Accrued distribution fees	28,110
Accrued expenses and other liabilities	29,154

Total Liabilities	147,446

Net Assets	$41,964,256

Net Assets Consist Of:
Paid-in capital	$45,787,382
Undistributed net investment loss	(49,018)
Accumulated net realized loss	(8,091,946)
Net unrealized appreciation on investments	4,317,838

Net Assets	$41,964,256

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	4,644,396

Net asset value, redemption price and offering price per share	$9.04

The accompanying notes are an integral part of these financial statements

THE APPLETON GROUP PLUS FUND

Statement of Operations

For the Year Ended February 29, 2012
Investment Income
Dividend income	$787,295
Interest income	5,075

Total Investment Income	792,370

Expenses
Advisory fees	478,690
Distribution fees	119,673
Administration fees	71,901
Fund accounting fees	38,097
Transfer agent fees and expenses	33,812
Audit and tax fees	23,561
Federal and state registration fees	19,233
Reports to shareholders	12,128
Legal fees	9,281
Custody fees	6,762
Chief Compliance Officer fees and expenses	6,666
Trustees’ fees and related expenses	6,489
Other expenses	9,096

Net Expenses	835,389

Net Investment Loss	(43,019)

Realized and Unrealized Loss on Investments
Net realized loss on investments	(2,124,501)
Change in net unrealized depreciation on investments	(2,480,706)

Net Realized and Unrealized Loss on Investments	(4,605,207)

Net Decrease in Net Assets from Operations	$(4,648,226)

The accompanying notes are an integral part of these financial statements

THE APPLETON GROUP PLUS FUND

Statements of Changes in Net Assets

	Year Ended February 29, 2012	Year Ended February 28, 2011
From Operations
Net investment income (loss)	$(43,019)	$331,724
Net realized loss on investments	(2,124,501)	(460,802)
Change in net unrealized appreciation (depreciation) on investments	(2,480,706)	2,865,585

Net increase (decrease) in net assets from operations	(4,648,226)	2,736,507

From Distributions
Net investment income	(76,924)	(301,681)

Net decrease in net assets resulting from distributions paid	(76,924)	(301,681)

From Capital Share Transactions
Proceeds from shares sold	7,755,602	11,445,059
Net asset value of shares issued in reinvestment of distributions to shareholders	76,880	300,548
Payments for shares redeemed	(14,554,722)	(5,193,471)

Net increase (decrease) in net assets from capital share transactions	(6,722,240)	6,552,136

Total increase (decrease) in net assets	(11,447,390)	8,986,962

Net Assets:
Beginning of year	53,411,646	44,424,684

End of year	$41,964,256	$53,411,646

Undistributed Net Investment Income (Loss)	$(49,018)	$68,143

The accompanying notes are an integral part of these financial statements

THE APPLETON GROUP PLUS FUND

Financial Highlights

	Year Ended February 29, 2012	Year Ended February 28, 2011	Year Ended February 28, 2010	Year Ended February 28, 2009	Year Ended February 29, 2008
Net Asset Value, Beginning of Period	$9.78	$9.36	$8.00	$9.99	$11.21

Income from investment operations:
Net investment income (loss)	(0.01)	0.06	0.01	(0.03)	0.12
Net realized and unrealized gain/(loss) on investments	(0.72)	0.42	1.35	(1.95)	(0.50)

Total from investment operations	(0.73)	0.48	1.36	(1.98)	(0.38)

Less distributions paid:
From net investment income	(0.01)	(0.06)	—	(0.01)	(0.11)
From net realized gains	—	—	—	—	(0.73)
From tax return of capital	—	—	—	—	—

Total distributions paid	(0.01)	(0.06)	—	(0.01)	(0.84)

Paid-in capital from redemption fees	—	—	—	—	0.00 (1)

Net Asset Value, End of Period	$9.04	$9.78	$9.36	$8.00	$9.99

Total Return	(7.39)%	5.11%	17.00%	(19.87)%	(3.24)%

The accompanying notes are an integral part of these financial statements

Financial Highlights (continued)

	Year Ended February 29, 2012	Year Ended February 28, 2011	Year Ended February 28, 2010	Year Ended February 28, 2009	Year Ended February 29, 2008
Supplemental Data and Ratios:
Net assets at end of period (000’s)	$41,964	$53,412	$44,425	$32,079	$26,329
Ratio of expenses to average net assets
Before waivers, reimbursements and recoupments of expenses(2)	1.75%	1.75%	1.84%	1.91%	1.96%
After waivers, reimbursements and recoupments of expenses(2)	1.75%	1.75%	2.00%	2.00%	2.00%
Ratio of net investment income (loss) to average net assets
Before waivers, reimbursements and recoupments of expenses	(0.09)%	0.70%	0.25%	(0.36)%	0.78%
After waivers, reimbursements and recoupments of expenses	(0.09)%	0.70%	0.09%	(0.45)%	0.74%
Portfolio turnover rate	386.54%	208.93%	395.33%	951.67%	613.55%

(1)	Less than 0.5 cent per share.
(2)	Does not include expenses of underlying ETFs in which the Fund invests.

The accompanying notes are an integral part of these financial statements

THE APPLETON GROUP PLUS FUND

Notes to Financial Statements

February 29, 2012

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Appleton Group PLUS Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to maximize total return (capital appreciation plus income). The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Redeemable securities issued by open-end, registered investment companies, such as money market funds, are valued at the NAVs of such companies for purchase and/or redemption orders placed that day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

THE APPLETON GROUP PLUS FUND

Notes to Financial Statements, continued

February 29, 2012

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of February 29, 2012:

	Level 1	Level 2	Level 3	Total
Equity
Exchange Traded Funds	$41,592,066	$—	$—	$41,592,066

Total Equity	41,592,066	—	—	41,592,066
Short-Term Investments	510,468	—	—	510,468

Total Investments in Securities	$42,102,534	$—	$—	$42,102,534

During the year ended February 29, 2012, no securities were transferred into or out of Level 1 or 2. The Fund held no Level 3 securities throughout the period.

THE APPLETON GROUP PLUS FUND

Notes to Financial Statements, continued

February 29, 2012

The Fund did not hold financial derivative instruments during the periods presented.

(b)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Fund will distribute net investment income and net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or other equitable means.

THE APPLETON GROUP PLUS FUND

Notes to Financial Statements, continued

February 29, 2012

(g)	Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

The tax character of distributions paid during the years ended February 29, 2012 and February 28, 2011 were as follows:

	Ordinary Income	Long-term Capital Gains
February 29, 2012:	$76,924	$—
February 28, 2011:	$301,681	$—

As of February 29, 2012, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$38,313,463

Gross tax unrealized appreciation	4,317,838
Gross tax unrealized depreciation	(528,767)

Net tax unrealized appreciation	3,789,071

Undistributed ordinary income	—
Undistributed long-term capital gain	—

Total distributable earnings	—

Other accumulated losses	(7,612,197)

Total accumulated loss	$(3,823,126)

The difference between book and tax basis cost of investments is attributable primarily to the tax deferral of losses on wash sales.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Loss	Paid-in Capital
$2,782	$—	$(2,782)

This adjustment was due to excise taxes paid.

At February 29, 2012, The Fund deferred, on a tax basis, a post-December late-year loss of $49,018, which will be recognized in the following year.

THE APPLETON GROUP PLUS FUND

Notes to Financial Statements, continued

February 29, 2012

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a pre-fiscal 2011 capital loss forward for eight years and a post-fiscal 2011 capital loss forward indefinitely following the year of loss and offset such losses against any future realized capital gains. At February 29, 2012, the Fund had capital loss carryforwards as follows:

Generated	Short-Term Capital Loss Carryforward	Expiration
February 28, 2009	$3,561,438	February 28, 2017
February 28, 2010	$1,941,900	February 28, 2018
February 28, 2011	$218,957	February 28, 2019
February 29, 2012	$1,840,884	Unlimited

The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of February 29, 2012. Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in fiscal year 2012. At February 29, 2012, the fiscal years 2009 through 2012 remain open to examination in the Fund’s major tax jurisdictions.

(4)	Investment Advisor

The Trust has entered into an Investment Advisory Agreement (the “Agreement”) with the Advisor to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.

The Advisor has contractually agreed to waive its management fees and/or reimburse the Fund’s other expenses at least through June 28, 2013 to the extent necessary to ensure that the Fund’s total annual operating expenses (exclusive of dividends on short positions, brokerage and commission expenses, interest and tax expenses, distribution fees and extraordinary, non-recurring expenses and acquired fund fees and expenses) do not exceed 2.00% of the Fund’s average daily net assets. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Fund’s Expense Limitation Cap; provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

(5)	Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets for services to prospective Fund shareholders and distribution of Fund shares. During the year ended February 29, 2012, the Fund accrued expenses of $119,673 pursuant to the 12b-1 Plan.

(6)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC (“USBFS”) and U.S. Bank, N.A., which provide accounting, administration, transfer agency and

THE APPLETON GROUP PLUS FUND

Notes to Financial Statements, continued

February 29, 2012

custodian services to the Fund. This same Trustee is an interested person of the Distributor. The Chief Compliance Officer is also an employee of USBFS. For the year ended February 29, 2012, the Fund was allocated $6,666 of the Trust’s Chief Compliance Officer fee.

(7)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

	Year Ended February 29, 2012	Year Ended February 28, 2011
Shares sold	825,744	1,241,140
Shares reinvested	9,098	31,837
Shares redeemed	(1,650,566)	(556,572)

Net increase	(815,724)	716,405

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the year ended February 29, 2012, were $138,306,186 and $134,017,585 respectively. The Fund did not have any purchases or sales of long-term U.S. Government securities.

(9)	New Tax Law

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “RIC” Act) was enacted, and the provisions within the RIC Act are effective for the Fund for the year ended February 29, 2012. The RIC Act modernized several of the federal income and excise tax provisions related to regulated investment companies (“RICs”). Under the RIC Act, new capital losses may be carried forward indefinitely, with the character of the original loss retained. Prior to the RIC act, capital losses could be carried forward for eight years, and were carried forward as short-term capital losses regardless of the character of the original loss. The RIC Act also contains simplification provisions, which are aimed at preventing disqualification of a RIC for inadvertent failures to comply with asset diversification and/or qualifying income tests. The RIC Act exempts RICs from the preferential dividend rule and repeals the 60-day designation requirement for certain types of pay-through income and gains. In addition, the RIC Act contains provisions aimed at preserving the character of distributions made by a RIC during the portion of its taxable year ending after October 31 or December 31.

THE APPLETON GROUP PLUS FUND

Notes to Financial Statements, continued

February 29, 2012

(10)	New Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities will need to disclose the following:

1)	the amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers; and

2)	for Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the entity’s valuation processes, and a narrative description of the sensitivity of the fair value measurement to changes in the unobservable inputs and the interrelationship between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of The Appleton Group PLUS Fund and,

Board of Trustees of Trust for Professional Managers:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Appleton Group PLUS Fund (the “Fund”), one of the diversified series constituting Trust for Professional Managers, as of February 29, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 29, 2012, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of February 29, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Milwaukee, Wisconsin

April 30, 2012

THE APPLETON GROUP PLUS FUND

Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

THE APPLETON GROUP PLUS FUND

Additional Information (Unaudited)

Tax Information

The Fund designated 100.00% of its ordinary income distribution for the year ended February 29, 2012, as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended February 29, 2012, 100.00% of the dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders.

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-866-993-7767.

Independent Trustees

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee
Dr. Michael D. Akers 615 E. Michigan St. Milwaukee, WI 53202 Age: 56	Trustee	Indefinite Term; Since August 22, 2001	Professor and Chair of Accounting, Marquette University (2004–present).	27	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).

Gary A. Drska 615 E. Michigan St. Milwaukee, WI 53202 Age: 55	Trustee	Indefinite Term; Since August 22, 2001	Pilot, Frontier/ Midwest Airlines, Inc. (airline company) (1986–present).	27	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).

THE APPLETON GROUP PLUS FUND

Additional Information (Unaudited), continued

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee
Jonas B. Siegel 615 E. Michigan St. Milwaukee, WI 53202 Age: 68	Trustee	Indefinite Term; Since October 23, 2009	Retired; Managing Director, Chief Administrative Officer (“CAO”) and Chief Compliance Officer (“CCO”), Granite Capital International Group, L.P. (an investment management firm) (1994–2011); Vice President, Secretary, Treasurer and CCO of Granum Series Trust (an open-end investment company) (1997–2007); President, CAO and CCO, Granum Securities, LLC (a broker-dealer) (1997–2007).	27	Independent Trustee, Gottex Multi-Asset Endowment Fund complex (three closed-end investment companies); Independent Trustee, Gottex Multi-Alternatives Fund complex (three closed-end investment companies); Independent Manager, Ramius IDF, Fund Complex (two closed-end investment companies).

Interested Trustee and Officers

Joseph C. Neuberger(1) 615 E. Michigan St. Milwaukee, WI 53202 Age: 49	Chairperson, President, and Trustee	Indefinite Term; Since August 22, 2001	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994–present).	27	Trustee, Buffalo Funds (an open-end investment company with ten portfolios); Trustee, USA MUTUALS (an open-end investment company with two portfolios).

THE APPLETON GROUP PLUS FUND

Additional Information (Unaudited), continued

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee
John Buckel 615 E. Michigan St. Milwaukee, WI 53202 Age: 54	Vice President, Treasurer and Principal Accounting Officer	Indefinite Term; Since January 10, 2008 (Vice President); Since September 10, 2008 (Treasurer)	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2004–present).	N/A	N/A

Robert M. Slotky 615 E. Michigan St. Milwaukee, WI 53202 Age: 64	Vice President, Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite Term; Since January 26, 2011	Senior Vice President, U.S. Bancorp Fund Services, LLC (2001–present).	N/A	N/A

Rachel A. Spearo 615 E. Michigan St. Milwaukee, WI 53202 Age: 32	Secretary	Indefinite Term; Since November 15, 2005	Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC (2004–present).	N/A	N/A

Jennifer A. Lima 615 E. Michigan St. Milwaukee, WI 53202 Age: 38	Assistant Treasurer	Indefinite Term; Since January 10, 2008	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2002– present).	N/A	N/A

Jesse J. Schmitting 615 E. Michigan St. Milwaukee, WI 53202 Age: 29	Assistant Treasurer	Indefinite Term; Since July 21, 2011	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2008–present).	N/A	N/A

(1)

Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s distributor.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Advisor’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the Advisor or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION

The Fund has adopted proxy voting policies and procedures that delegate to the Advisor the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-866-993-7767. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record during the most recent 12-month period ended June 30 is available without charge, either upon request by calling the Fund toll free at
1-866-993-7767 or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on
Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

THE APPLETON GROUP PLUS FUND

Investment Advisor	Appleton Group Wealth Management, LLC 100 West Lawrence Street Appleton, Wisconsin 54911

Legal Counsel	Godfrey & Kahn, S.C. 780 North Water Street Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm	Deloitte & Touche LLP 555 East Wells Street Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A. Custody Operations 1555 North River Center Drive Suite 302 Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR filed on May 7, 2009.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Akers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR. Dr. Akers holds a Ph.D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 2/29/2012	FYE 2/28/2011
Audit Fees	$19,890	$19,650
Audit-Related Fees	0	0
Tax Fees	$3,735	$3,695
All Other Fees	0	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Deloitte & Touche applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 2/29/2012	FYE 2/28/2011
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 2/29/2012	FYE 2/28/2011
Registrant	0	0
Registrant’s Investment Adviser	0	0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-

3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed May 7, 2009.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ Joseph Neuberger
Joseph Neuberger, President

Date	May 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joseph Neuberger
Joseph Neuberger, President

Date	May 7, 2012

By (Signature and Title)*	/s/ John Buckel
John Buckel, Treasurer

Date	May 7, 2012

*	Print the name and title of each signing officer under his or her signature.